Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MML Series Investment Fund
Entity Central Index Key	0000067160
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Conservative Allocation Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Conservative Allocation Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 256,600,000
Holdings Count | $ / shares	24
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$256.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	3%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	60.0%
Equity Funds	40.0%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Conservative Allocation Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Conservative Allocation Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 256,600,000
Holdings Count | $ / shares	24
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$256.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	3%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	60.0%
Equity Funds	40.0%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Balanced Allocation Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Balanced Allocation Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Net Assets	$ 310,000,000.0
Holdings Count | $ / shares	24
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$310.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	3%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	50.1%
Fixed Income Funds	49.9%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Balanced Allocation Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Balanced Allocation Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Net Assets	$ 310,000,000.0
Holdings Count | $ / shares	24
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$310.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	3%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	50.1%
Fixed Income Funds	49.9%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Moderate Allocation Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Moderate Allocation Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 1,088,400,000
Holdings Count | $ / shares	24
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$1,088.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	2%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	60.1%
Fixed Income Funds	39.9%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Moderate Allocation Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Moderate Allocation Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 1,088,400,000
Holdings Count | $ / shares	24
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$1,088.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	2%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	60.1%
Fixed Income Funds	39.9%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Growth Allocation Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Growth Allocation Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 941,300,000
Holdings Count | $ / shares	24
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$941.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	75.1%
Fixed Income Funds	24.9%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Growth Allocation Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Growth Allocation Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 941,300,000
Holdings Count | $ / shares	24
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$941.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	75.1%
Fixed Income Funds	24.9%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Aggressive Allocation Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Aggressive Allocation Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
Net Assets	$ 128,200,000
Holdings Count | $ / shares	24
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$128.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	6%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	90.1%
Fixed Income Funds	9.9%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Aggressive Allocation Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Aggressive Allocation Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 128,200,000
Holdings Count | $ / shares	24
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$128.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	24
Portfolio Turnover Rate	6%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	90.1%
Fixed Income Funds	9.9%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML American Funds Growth Fund
Class Name	Service Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML American Funds Growth Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
Service Class I	$55	1.02%
[1]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.02%	[1]
Net Assets	$ 267,200,000
Holdings Count | $ / shares	1
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$267.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	1
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	100.0%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML American Funds Core Allocation Fund
Class Name	Service Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML American Funds Core Allocation Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Net Assets	$ 625,900,000
Holdings Count | $ / shares	4
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$625.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	4
Portfolio Turnover Rate	5%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	65.5%
Fixed Income Funds	34.5%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Blue Chip Growth Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Blue Chip Growth Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$43	0.77%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.77%
Net Assets	$ 499,900,000
Holdings Count | $ / shares	88
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$499.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	88
Portfolio Turnover Rate	5%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Microsoft Corp.	12.9%
NVIDIA Corp.	12.2%
Amazon.com, Inc.	8.2%
Apple, Inc.	8.1%
Alphabet, Inc. Class C	6.7%
Meta Platforms, Inc. Class A	4.8%
Eli Lilly & Co.	3.7%
Visa, Inc. Class A	2.6%
Mastercard, Inc. Class A	2.2%
ServiceNow, Inc.	2.0%

Sectors (% of Total Investments)
Information Technology	44.1%
Communication Services	15.7%
Consumer Discretionary	13.9%
Health Care	10.6%
Financials	8.1%
Industrials	1.6%
Consumer Staples	1.3%
Materials	0.8%
Utilities	0.7%
Energy	0.3%
Retail	0.2%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Blue Chip Growth Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Blue Chip Growth Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	1.02%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.02%
Net Assets	$ 499,900,000
Holdings Count | $ / shares	88
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$499.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	88
Portfolio Turnover Rate	5%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Microsoft Corp.	12.9%
NVIDIA Corp.	12.2%
Amazon.com, Inc.	8.2%
Apple, Inc.	8.1%
Alphabet, Inc. Class C	6.7%
Meta Platforms, Inc. Class A	4.8%
Eli Lilly & Co.	3.7%
Visa, Inc. Class A	2.6%
Mastercard, Inc. Class A	2.2%
ServiceNow, Inc.	2.0%

Sectors (% of Total Investments)
Information Technology	44.1%
Communication Services	15.7%
Consumer Discretionary	13.9%
Health Care	10.6%
Financials	8.1%
Industrials	1.6%
Consumer Staples	1.3%
Materials	0.8%
Utilities	0.7%
Energy	0.3%
Retail	0.2%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Equity Income Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Equity Income Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
Net Assets	$ 340,200,000
Holdings Count | $ / shares	118
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$340.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	118
Portfolio Turnover Rate	10%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Elevance Health, Inc.	2.7%
QUALCOMM, Inc.	2.4%
Wells Fargo & Co.	2.3%
Southern Co.	2.2%
News Corp. Class A	2.2%
American International Group, Inc.	2.0%
Chubb Ltd.	2.0%
TotalEnergies SE	2.0%
MetLife, Inc.	1.9%
General Electric Co.	1.8%

Sectors (% of Total Investments)
Financials	21.6%
Health Care	16.5%
Industrials	12.5%
Information Technology	10.1%
Energy	9.0%
Consumer Staples	8.6%
Utilities	6.1%
Communication Services	4.5%
Real Estate	4.1%
Consumer Discretionary	3.1%
Materials	2.9%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Equity Income Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Equity Income Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	1.02%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.02%
Net Assets	$ 340,200,000
Holdings Count | $ / shares	118
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$340.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	118
Portfolio Turnover Rate	10%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Elevance Health, Inc.	2.7%
QUALCOMM, Inc.	2.4%
Wells Fargo & Co.	2.3%
Southern Co.	2.2%
News Corp. Class A	2.2%
American International Group, Inc.	2.0%
Chubb Ltd.	2.0%
TotalEnergies SE	2.0%
MetLife, Inc.	1.9%
General Electric Co.	1.8%

Sectors (% of Total Investments)
Financials	21.6%
Health Care	16.5%
Industrials	12.5%
Information Technology	10.1%
Energy	9.0%
Consumer Staples	8.6%
Utilities	6.1%
Communication Services	4.5%
Real Estate	4.1%
Consumer Discretionary	3.1%
Materials	2.9%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class I
Shareholder Report [Line Items]
Fund Name	MML Equity Index Fund
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Equity Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
Net Assets	$ 726,000,000.0
Holdings Count | $ / shares	506
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$726.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Portfolio Turnover Rate	1%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc.	2.4%
Alphabet, Inc. Class A	2.3%
Alphabet, Inc. Class C	1.9%
Berkshire Hathaway, Inc. Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	32.2%
Financials	12.3%
Health Care	11.6%
Consumer Discretionary	9.9%
Communication Services	9.3%
Industrials	8.1%
Consumer Staples	5.7%
Energy	3.6%
Utilities	2.3%
Materials	2.2%
Real Estate	2.1%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class II
Shareholder Report [Line Items]
Fund Name	MML Equity Index Fund
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Equity Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
Net Assets	$ 726,000,000.0
Holdings Count | $ / shares	506
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$726.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Portfolio Turnover Rate	1%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc.	2.4%
Alphabet, Inc. Class A	2.3%
Alphabet, Inc. Class C	1.9%
Berkshire Hathaway, Inc. Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	32.2%
Financials	12.3%
Health Care	11.6%
Consumer Discretionary	9.9%
Communication Services	9.3%
Industrials	8.1%
Consumer Staples	5.7%
Energy	3.6%
Utilities	2.3%
Materials	2.2%
Real Estate	2.1%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class III
Shareholder Report [Line Items]
Fund Name	MML Equity Index Fund
Class Name	Class III
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Equity Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 726,000,000.0
Holdings Count | $ / shares	506
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$726.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Portfolio Turnover Rate	1%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc.	2.4%
Alphabet, Inc. Class A	2.3%
Alphabet, Inc. Class C	1.9%
Berkshire Hathaway, Inc. Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	32.2%
Financials	12.3%
Health Care	11.6%
Consumer Discretionary	9.9%
Communication Services	9.3%
Industrials	8.1%
Consumer Staples	5.7%
Energy	3.6%
Utilities	2.3%
Materials	2.2%
Real Estate	2.1%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML Equity Index Fund
Class Name	Service Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Equity Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$36	0.67%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%
Net Assets	$ 726,000,000.0
Holdings Count | $ / shares	506
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$726.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	506
Portfolio Turnover Rate	1%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc.	2.4%
Alphabet, Inc. Class A	2.3%
Alphabet, Inc. Class C	1.9%
Berkshire Hathaway, Inc. Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	32.2%
Financials	12.3%
Health Care	11.6%
Consumer Discretionary	9.9%
Communication Services	9.3%
Industrials	8.1%
Consumer Staples	5.7%
Energy	3.6%
Utilities	2.3%
Materials	2.2%
Real Estate	2.1%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class II
Shareholder Report [Line Items]
Fund Name	MML Focused Equity Fund
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Focused Equity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Net Assets	$ 277,200,000
Holdings Count | $ / shares	27
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$277.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	27
Portfolio Turnover Rate	24%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
TJX Cos., Inc.	5.5%
UnitedHealth Group, Inc.	5.3%
Microsoft Corp.	5.1%
Texas Instruments, Inc.	4.9%
Linde PLC (LIN US)	4.8%
Danaher Corp.	4.7%
Accenture PLC Class A	4.7%
American Express Co.	4.6%
Visa, Inc. Class A	4.5%
McDonald’s Corp.	4.4%

Sectors (% of Total Investments)
Financials	21.5%
Information Technology	19.2%
Health Care	14.0%
Consumer Discretionary	13.1%
Industrials	11.1%
Consumer Staples	10.2%
Materials	4.8%
Real Estate	2.1%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML Focused Equity Fund
Class Name	Service Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Focused Equity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$57	1.12%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.12%
Net Assets	$ 277,200,000
Holdings Count | $ / shares	27
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$277.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	27
Portfolio Turnover Rate	24%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
TJX Cos., Inc.	5.5%
UnitedHealth Group, Inc.	5.3%
Microsoft Corp.	5.1%
Texas Instruments, Inc.	4.9%
Linde PLC (LIN US)	4.8%
Danaher Corp.	4.7%
Accenture PLC Class A	4.7%
American Express Co.	4.6%
Visa, Inc. Class A	4.5%
McDonald’s Corp.	4.4%

Sectors (% of Total Investments)
Financials	21.5%
Information Technology	19.2%
Health Care	14.0%
Consumer Discretionary	13.1%
Industrials	11.1%
Consumer Staples	10.2%
Materials	4.8%
Real Estate	2.1%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Foreign Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Foreign Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$48	0.94%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
Net Assets	$ 172,700,000
Holdings Count | $ / shares	109
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$172.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	109
Portfolio Turnover Rate	6%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
SAP SE	2.1%
Roche Holding AG	2.1%
Sony Group Corp.	2.1%
Hitachi Ltd.	2.0%
Sumitomo Mitsui Financial Group, Inc.	1.9%
Samsung Electronics Co. Ltd.	1.9%
ORIX Corp.	1.7%
Lloyds Banking Group PLC	1.6%
Veolia Environnement SA	1.6%
BP PLC	1.6%

Sectors (% of Total Investments)
Financials	20.3%
Industrials	15.7%
Information Technology	13.0%
Consumer Staples	11.0%
Health Care	10.8%
Consumer Discretionary	10.2%
Energy	7.4%
Materials	7.1%
Communication Services	2.2%
Utilities	1.6%
Real Estate	0.6%

Largest Countries (% of Total Investments)
Japan	20.8%
United Kingdom	15.7%
Germany	11.4%
United States	11.4%
France	9.4%
Australia	4.7%
Netherlands	4.0%
Ireland	3.5%
Belgium	3.3%
Switzerland	3.0%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Foreign Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Foreign Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$60	1.19%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.19%
Net Assets	$ 172,700,000
Holdings Count | $ / shares	109
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$172.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	109
Portfolio Turnover Rate	6%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
SAP SE	2.1%
Roche Holding AG	2.1%
Sony Group Corp.	2.1%
Hitachi Ltd.	2.0%
Sumitomo Mitsui Financial Group, Inc.	1.9%
Samsung Electronics Co. Ltd.	1.9%
ORIX Corp.	1.7%
Lloyds Banking Group PLC	1.6%
Veolia Environnement SA	1.6%
BP PLC	1.6%

Sectors (% of Total Investments)
Financials	20.3%
Industrials	15.7%
Information Technology	13.0%
Consumer Staples	11.0%
Health Care	10.8%
Consumer Discretionary	10.2%
Energy	7.4%
Materials	7.1%
Communication Services	2.2%
Utilities	1.6%
Real Estate	0.6%

Largest Countries (% of Total Investments)
Japan	20.8%
United Kingdom	15.7%
Germany	11.4%
United States	11.4%
France	9.4%
Australia	4.7%
Netherlands	4.0%
Ireland	3.5%
Belgium	3.3%
Switzerland	3.0%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class II
Shareholder Report [Line Items]
Fund Name	MML Fundamental Equity Fund
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Fundamental Equity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$44	0.81%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.81%
Net Assets	$ 147,800,000
Holdings Count | $ / shares	65
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$147.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	65
Portfolio Turnover Rate	17%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Microsoft Corp.	8.4%
NVIDIA Corp.	7.5%
Apple, Inc.	5.5%
Alphabet, Inc. Class A	4.8%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc.	2.9%
Exxon Mobil Corp.	2.7%
JP Morgan Chase & Co.	2.6%
Philip Morris International, Inc.	2.5%
UnitedHealth Group, Inc.	2.4%

Sectors (% of Total Investments)
Information Technology	30.0%
Health Care	14.3%
Financials	13.9%
Communication Services	11.1%
Industrials	8.4%
Consumer Discretionary	6.6%
Consumer Staples	6.5%
Energy	3.9%
Utilities	1.6%
Materials	1.6%
Real Estate	1.5%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML Fundamental Equity Fund
Class Name	Service Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Fundamental Equity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$57	1.06%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.06%
Net Assets	$ 147,800,000
Holdings Count | $ / shares	65
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$147.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	65
Portfolio Turnover Rate	17%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Microsoft Corp.	8.4%
NVIDIA Corp.	7.5%
Apple, Inc.	5.5%
Alphabet, Inc. Class A	4.8%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc.	2.9%
Exxon Mobil Corp.	2.7%
JP Morgan Chase & Co.	2.6%
Philip Morris International, Inc.	2.5%
UnitedHealth Group, Inc.	2.4%

Sectors (% of Total Investments)
Information Technology	30.0%
Health Care	14.3%
Financials	13.9%
Communication Services	11.1%
Industrials	8.4%
Consumer Discretionary	6.6%
Consumer Staples	6.5%
Energy	3.9%
Utilities	1.6%
Materials	1.6%
Real Estate	1.5%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class II
Shareholder Report [Line Items]
Fund Name	MML Fundamental Value Fund
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Fundamental Value Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Net Assets	$ 166,300,000
Holdings Count | $ / shares	90
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$166.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	90
Portfolio Turnover Rate	25%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	4.5%
Alphabet, Inc. Class A	3.6%
Berkshire Hathaway, Inc. Class B	3.5%
Oracle Corp.	2.6%
Morgan Stanley	2.2%
Wells Fargo & Co.	1.9%
UnitedHealth Group, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Walmart, Inc.	1.8%
Cencora, Inc.	1.7%

Sectors (% of Total Investments)
Financials	23.6%
Information Technology	14.2%
Industrials	12.9%
Health Care	12.9%
Energy	10.1%
Consumer Staples	8.0%
Communication Services	6.3%
Consumer Discretionary	6.1%
Materials	2.5%
Utilities	1.3%
Real Estate	0.7%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML Fundamental Value Fund
Class Name	Service Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Fundamental Value Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$55	1.05%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%
Net Assets	$ 166,300,000
Holdings Count | $ / shares	90
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$166.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	90
Portfolio Turnover Rate	25%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	4.5%
Alphabet, Inc. Class A	3.6%
Berkshire Hathaway, Inc. Class B	3.5%
Oracle Corp.	2.6%
Morgan Stanley	2.2%
Wells Fargo & Co.	1.9%
UnitedHealth Group, Inc.	1.8%
Philip Morris International, Inc.	1.8%
Walmart, Inc.	1.8%
Cencora, Inc.	1.7%

Sectors (% of Total Investments)
Financials	23.6%
Information Technology	14.2%
Industrials	12.9%
Health Care	12.9%
Energy	10.1%
Consumer Staples	8.0%
Communication Services	6.3%
Consumer Discretionary	6.1%
Materials	2.5%
Utilities	1.3%
Real Estate	0.7%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class I
Shareholder Report [Line Items]
Fund Name	MML Global Fund
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Global Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Net Assets	$ 125,000,000.0
Holdings Count | $ / shares	86
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$125.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	86
Portfolio Turnover Rate	12%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Visa, Inc. Class A	2.8%
Schneider Electric SE	2.6%
Thermo Fisher Scientific, Inc.	2.4%
Alphabet, Inc. Class A	2.4%
Charles Schwab Corp.	2.3%
Medtronic PLC	2.2%
Oracle Corp.	2.1%
Honeywell International, Inc.	2.1%
Microsoft Corp.	2.1%
Willis Towers Watson PLC	2.1%

Sectors (% of Total Investments)
Industrials	18.9%
Financials	17.9%
Health Care	17.2%
Information Technology	12.0%
Consumer Discretionary	8.7%
Consumer Staples	8.7%
Communication Services	7.2%
Materials	7.1%

Largest Countries (% of Total Investments)
United States	59.7%
France	7.7%
United Kingdom	6.8%
Switzerland	4.5%
Canada	3.2%
Spain	3.1%
Germany	3.1%
Japan	2.5%
Netherlands	2.2%
Israel	1.3%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class II
Shareholder Report [Line Items]
Fund Name	MML Global Fund
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Global Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Net Assets	$ 125,000,000.0
Holdings Count | $ / shares	86
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$125.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	86
Portfolio Turnover Rate	12%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Visa, Inc. Class A	2.8%
Schneider Electric SE	2.6%
Thermo Fisher Scientific, Inc.	2.4%
Alphabet, Inc. Class A	2.4%
Charles Schwab Corp.	2.3%
Medtronic PLC	2.2%
Oracle Corp.	2.1%
Honeywell International, Inc.	2.1%
Microsoft Corp.	2.1%
Willis Towers Watson PLC	2.1%

Sectors (% of Total Investments)
Industrials	18.9%
Financials	17.9%
Health Care	17.2%
Information Technology	12.0%
Consumer Discretionary	8.7%
Consumer Staples	8.7%
Communication Services	7.2%
Materials	7.1%

Largest Countries (% of Total Investments)
United States	59.7%
France	7.7%
United Kingdom	6.8%
Switzerland	4.5%
Canada	3.2%
Spain	3.1%
Germany	3.1%
Japan	2.5%
Netherlands	2.2%
Israel	1.3%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML Global Fund
Class Name	Service Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Global Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$56	1.11%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%
Net Assets	$ 125,000,000.0
Holdings Count | $ / shares	86
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$125.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	86
Portfolio Turnover Rate	12%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Visa, Inc. Class A	2.8%
Schneider Electric SE	2.6%
Thermo Fisher Scientific, Inc.	2.4%
Alphabet, Inc. Class A	2.4%
Charles Schwab Corp.	2.3%
Medtronic PLC	2.2%
Oracle Corp.	2.1%
Honeywell International, Inc.	2.1%
Microsoft Corp.	2.1%
Willis Towers Watson PLC	2.1%

Sectors (% of Total Investments)
Industrials	18.9%
Financials	17.9%
Health Care	17.2%
Information Technology	12.0%
Consumer Discretionary	8.7%
Consumer Staples	8.7%
Communication Services	7.2%
Materials	7.1%

Largest Countries (% of Total Investments)
United States	59.7%
France	7.7%
United Kingdom	6.8%
Switzerland	4.5%
Canada	3.2%
Spain	3.1%
Germany	3.1%
Japan	2.5%
Netherlands	2.2%
Israel	1.3%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Income & Growth Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Income & Growth Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Net Assets	$ 147,400,000
Holdings Count | $ / shares	88
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$147.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	88
Portfolio Turnover Rate	16%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Philip Morris International, Inc.	3.0%
Fidelity National Information Services, Inc.	2.8%
Merck & Co., Inc.	2.7%
Air Products & Chemicals, Inc.	2.5%
Entergy Corp.	2.4%
Hess Corp.	2.3%
Enbridge, Inc.	2.2%
Sanofi SA ADR	2.2%
Public Storage	2.1%
Chubb Ltd.	2.1%

Sectors (% of Total Investments)
Financials	16.1%
Health Care	14.7%
Industrials	11.3%
Energy	9.7%
Consumer Staples	8.9%
Materials	8.3%
Information Technology	7.0%
Real Estate	6.8%
Consumer Discretionary	5.6%
Utilities	5.0%
Communication Services	4.4%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Income & Growth Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Income & Growth Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
Net Assets	$ 147,400,000
Holdings Count | $ / shares	88
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$147.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	88
Portfolio Turnover Rate	16%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Philip Morris International, Inc.	3.0%
Fidelity National Information Services, Inc.	2.8%
Merck & Co., Inc.	2.7%
Air Products & Chemicals, Inc.	2.5%
Entergy Corp.	2.4%
Hess Corp.	2.3%
Enbridge, Inc.	2.2%
Sanofi SA ADR	2.2%
Public Storage	2.1%
Chubb Ltd.	2.1%

Sectors (% of Total Investments)
Financials	16.1%
Health Care	14.7%
Industrials	11.3%
Energy	9.7%
Consumer Staples	8.9%
Materials	8.3%
Information Technology	7.0%
Real Estate	6.8%
Consumer Discretionary	5.6%
Utilities	5.0%
Communication Services	4.4%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class II
Shareholder Report [Line Items]
Fund Name	MML International Equity Fund
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML International Equity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$48	0.96%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
Net Assets	$ 234,900,000
Holdings Count | $ / shares	132
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$234.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	132
Portfolio Turnover Rate	8%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Schneider Electric SE	2.2%
SAP SE	2.1%
Hitachi Ltd.	2.1%
Roche Holding AG	2.0%
Novo Nordisk AS Class B	2.0%
Air Liquide SA	1.9%
Novartis AG Registered	1.8%
Intesa Sanpaolo SpA	1.8%
Nestle SA Registered	1.7%
Capgemini SE	1.7%

Sectors (% of Total Investments)
Industrials	19.9%
Financials	19.7%
Consumer Discretionary	14.9%
Health Care	14.3%
Information Technology	9.0%
Consumer Staples	8.7%
Materials	6.3%
Communication Services	2.9%
Energy	2.0%
Utilities	0.8%

Largest Countries (% of Total Investments)
France	15.0%
Germany	14.1%
Japan	11.6%
United States	10.0%
United Kingdom	9.9%
Switzerland	7.8%
Italy	3.9%
Denmark	3.3%
Canada	3.1%
China	2.9%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML International Equity Fund
Class Name	Service Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML International Equity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$61	1.21%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.21%
Net Assets	$ 234,900,000
Holdings Count | $ / shares	132
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$234.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	132
Portfolio Turnover Rate	8%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Schneider Electric SE	2.2%
SAP SE	2.1%
Hitachi Ltd.	2.1%
Roche Holding AG	2.0%
Novo Nordisk AS Class B	2.0%
Air Liquide SA	1.9%
Novartis AG Registered	1.8%
Intesa Sanpaolo SpA	1.8%
Nestle SA Registered	1.7%
Capgemini SE	1.7%

Sectors (% of Total Investments)
Industrials	19.9%
Financials	19.7%
Consumer Discretionary	14.9%
Health Care	14.3%
Information Technology	9.0%
Consumer Staples	8.7%
Materials	6.3%
Communication Services	2.9%
Energy	2.0%
Utilities	0.8%

Largest Countries (% of Total Investments)
France	15.0%
Germany	14.1%
Japan	11.6%
United States	10.0%
United Kingdom	9.9%
Switzerland	7.8%
Italy	3.9%
Denmark	3.3%
Canada	3.1%
China	2.9%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Large Cap Growth Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Large Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$38	0.70%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
Net Assets	$ 205,500,000
Holdings Count | $ / shares	38
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$205.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	38
Portfolio Turnover Rate	5%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
NVIDIA Corp.	9.9%
Meta Platforms, Inc.	7.3%
Amazon.com, Inc.	6.0%
Tesla, Inc.	5.9%
Microsoft Corp.	5.2%
Netflix, Inc.	5.2%
Boeing Co.	4.9%
Alphabet, Inc. Class A	4.8%
Visa, Inc. Class A	4.7%
Oracle Corp.	4.6%

Sectors (% of Total Investments)
Information Technology	29.8%
Communication Services	22.0%
Consumer Discretionary	15.1%
Health Care	12.9%
Financials	8.6%
Industrials	6.8%
Consumer Staples	2.2%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Large Cap Growth Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Large Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	0.95%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
Net Assets	$ 205,500,000
Holdings Count | $ / shares	38
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$205.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	38
Portfolio Turnover Rate	5%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
NVIDIA Corp.	9.9%
Meta Platforms, Inc.	7.3%
Amazon.com, Inc.	6.0%
Tesla, Inc.	5.9%
Microsoft Corp.	5.2%
Netflix, Inc.	5.2%
Boeing Co.	4.9%
Alphabet, Inc. Class A	4.8%
Visa, Inc. Class A	4.7%
Oracle Corp.	4.6%

Sectors (% of Total Investments)
Information Technology	29.8%
Communication Services	22.0%
Consumer Discretionary	15.1%
Health Care	12.9%
Financials	8.6%
Industrials	6.8%
Consumer Staples	2.2%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Managed Volatility Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Managed Volatility Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$62	1.19%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.19%
Net Assets	$ 102,200,000
Holdings Count | $ / shares	522
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$102.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	522
Portfolio Turnover Rate	4%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Microsoft Corp.	7.1%
NVIDIA Corp.	6.5%
Apple, Inc.	6.5%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc.	2.4%
Alphabet, Inc. Class A	2.3%
Alphabet, Inc. Class C	1.9%
Berkshire Hathaway, Inc. Class B	1.6%
Eli Lilly & Co.	1.5%
Broadcom, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	31.7%
Financials	12.1%
Health Care	11.5%
Consumer Discretionary	9.7%
Communication Services	9.1%
Industrials	7.9%
Consumer Staples	5.6%
Energy	3.6%
Utilities	2.2%
Materials	2.1%
Real Estate	2.1%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Managed Volatility Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Managed Volatility Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$74	1.44%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.44%
Net Assets	$ 102,200,000
Holdings Count | $ / shares	522
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$102.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	522
Portfolio Turnover Rate	4%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Microsoft Corp.	7.1%
NVIDIA Corp.	6.5%
Apple, Inc.	6.5%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc.	2.4%
Alphabet, Inc. Class A	2.3%
Alphabet, Inc. Class C	1.9%
Berkshire Hathaway, Inc. Class B	1.6%
Eli Lilly & Co.	1.5%
Broadcom, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	31.7%
Financials	12.1%
Health Care	11.5%
Consumer Discretionary	9.7%
Communication Services	9.1%
Industrials	7.9%
Consumer Staples	5.6%
Energy	3.6%
Utilities	2.2%
Materials	2.1%
Real Estate	2.1%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Mid Cap Growth Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 323,000,000.0
Holdings Count | $ / shares	148
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$323.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	148
Portfolio Turnover Rate	22%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
PTC, Inc.	2.3%
Marvell Technology, Inc.	2.1%
Cheniere Energy, Inc.	2.1%
Microchip Technology, Inc.	2.0%
Hologic, Inc.	2.0%
Veeva Systems, Inc. Class A	1.9%
Trade Desk, Inc. Class A	1.7%
Ross Stores, Inc.	1.7%
Alnylam Pharmaceuticals, Inc.	1.6%
Domino’s Pizza, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	21.1%
Health Care	20.5%
Industrials	14.8%
Consumer Discretionary	11.3%
Financials	7.8%
Communication Services	6.1%
Energy	4.8%
Materials	4.2%
Consumer Staples	4.1%
Real Estate	1.0%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Mid Cap Growth Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	1.08%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%
Net Assets	$ 323,000,000.0
Holdings Count | $ / shares	148
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$323.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	148
Portfolio Turnover Rate	22%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
PTC, Inc.	2.3%
Marvell Technology, Inc.	2.1%
Cheniere Energy, Inc.	2.1%
Microchip Technology, Inc.	2.0%
Hologic, Inc.	2.0%
Veeva Systems, Inc. Class A	1.9%
Trade Desk, Inc. Class A	1.7%
Ross Stores, Inc.	1.7%
Alnylam Pharmaceuticals, Inc.	1.6%
Domino’s Pizza, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	21.1%
Health Care	20.5%
Industrials	14.8%
Consumer Discretionary	11.3%
Financials	7.8%
Communication Services	6.1%
Energy	4.8%
Materials	4.2%
Consumer Staples	4.1%
Real Estate	1.0%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Mid Cap Value Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Mid Cap Value Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Net Assets	$ 254,000,000.0
Holdings Count | $ / shares	109
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$254.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	109
Portfolio Turnover Rate	27%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Zimmer Biomet Holdings, Inc.	3.0%
Bank of New York Mellon Corp.	2.2%
Conagra Brands, Inc.	2.1%
Enterprise Products Partners LP	2.0%
Northern Trust Corp.	1.9%
Koninklijke Ahold Delhaize NV	1.9%
Henry Schein, Inc.	1.9%
Willis Towers Watson PLC	1.9%
Edison International	1.8%
Quest Diagnostics, Inc.	1.8%

Sectors (% of Total Investments)
Financials	16.5%
Health Care	14.9%
Industrials	14.2%
Utilities	12.1%
Consumer Staples	11.4%
Real Estate	6.9%
Information Technology	6.8%
Energy	6.0%
Materials	4.2%
Communication Services	3.1%
Consumer Discretionary	2.6%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Mid Cap Value Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Mid Cap Value Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	1.14%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.14%
Net Assets	$ 254,000,000.0
Holdings Count | $ / shares	109
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$254.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	109
Portfolio Turnover Rate	27%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Zimmer Biomet Holdings, Inc.	3.0%
Bank of New York Mellon Corp.	2.2%
Conagra Brands, Inc.	2.1%
Enterprise Products Partners LP	2.0%
Northern Trust Corp.	1.9%
Koninklijke Ahold Delhaize NV	1.9%
Henry Schein, Inc.	1.9%
Willis Towers Watson PLC	1.9%
Edison International	1.8%
Quest Diagnostics, Inc.	1.8%

Sectors (% of Total Investments)
Financials	16.5%
Health Care	14.9%
Industrials	14.2%
Utilities	12.1%
Consumer Staples	11.4%
Real Estate	6.9%
Information Technology	6.8%
Energy	6.0%
Materials	4.2%
Communication Services	3.1%
Consumer Discretionary	2.6%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Small Cap Growth Equity Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Small Cap Growth Equity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$54	1.08%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%
Net Assets	$ 146,000,000.0
Holdings Count | $ / shares	179
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$146.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	179
Portfolio Turnover Rate	19%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Fluor Corp.	2.1%
Cabot Corp.	1.9%
Viper Energy, Inc.	1.7%
elf Beauty, Inc.	1.7%
AZEK Co., Inc.	1.5%
Verra Mobility Corp.	1.4%
Applied Industrial Technologies, Inc.	1.4%
PROCEPT BioRobotics Corp.	1.3%
Zurn Elkay Water Solutions Corp. Class C	1.2%
Haemonetics Corp.	1.2%

Sectors (% of Total Investments)
Industrials	23.0%
Health Care	18.7%
Information Technology	13.2%
Consumer Discretionary	10.9%
Financials	10.1%
Energy	6.4%
Real Estate	4.9%
Materials	3.5%
Communication Services	3.5%
Consumer Staples	3.2%
Utilities	1.0%
Domestic Equity	0.2%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Small Cap Growth Equity Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Small Cap Growth Equity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$67	1.33%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.33%
Net Assets	$ 146,000,000.0
Holdings Count | $ / shares	179
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$146.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	179
Portfolio Turnover Rate	19%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Fluor Corp.	2.1%
Cabot Corp.	1.9%
Viper Energy, Inc.	1.7%
elf Beauty, Inc.	1.7%
AZEK Co., Inc.	1.5%
Verra Mobility Corp.	1.4%
Applied Industrial Technologies, Inc.	1.4%
PROCEPT BioRobotics Corp.	1.3%
Zurn Elkay Water Solutions Corp. Class C	1.2%
Haemonetics Corp.	1.2%

Sectors (% of Total Investments)
Industrials	23.0%
Health Care	18.7%
Information Technology	13.2%
Consumer Discretionary	10.9%
Financials	10.1%
Energy	6.4%
Real Estate	4.9%
Materials	3.5%
Communication Services	3.5%
Consumer Staples	3.2%
Utilities	1.0%
Domestic Equity	0.2%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class II
Shareholder Report [Line Items]
Fund Name	MML Small Company Value Fund
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Small Company Value Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$48	0.96%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
Net Assets	$ 66,600,000
Holdings Count | $ / shares	109
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$66.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	109
Portfolio Turnover Rate	17%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Old National Bancorp	2.6%
ChampionX Corp.	2.5%
Graphic Packaging Holding Co.	2.4%
FNB Corp.	2.3%
Timken Co.	2.2%
Axis Capital Holdings Ltd.	2.2%
Magnolia Oil & Gas Corp. Class A	2.1%
Brink’s Co.	2.1%
EVERTEC, Inc.	2.0%
Coherent Corp.	2.0%

Sectors (% of Total Investments)
Financials	30.6%
Industrials	18.2%
Consumer Discretionary	12.5%
Energy	12.5%
Information Technology	8.1%
Materials	4.3%
Real Estate	4.1%
Consumer Staples	3.6%
Health Care	2.6%
Communication Services	1.6%
Utilities	0.9%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML Small Company Value Fund
Class Name	Service Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Small Company Value Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$60	1.21%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.21%
Net Assets	$ 66,600,000
Holdings Count | $ / shares	109
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$66.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	109
Portfolio Turnover Rate	17%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Old National Bancorp	2.6%
ChampionX Corp.	2.5%
Graphic Packaging Holding Co.	2.4%
FNB Corp.	2.3%
Timken Co.	2.2%
Axis Capital Holdings Ltd.	2.2%
Magnolia Oil & Gas Corp. Class A	2.1%
Brink’s Co.	2.1%
EVERTEC, Inc.	2.0%
Coherent Corp.	2.0%

Sectors (% of Total Investments)
Financials	30.6%
Industrials	18.2%
Consumer Discretionary	12.5%
Energy	12.5%
Information Technology	8.1%
Materials	4.3%
Real Estate	4.1%
Consumer Staples	3.6%
Health Care	2.6%
Communication Services	1.6%
Utilities	0.9%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Small/Mid Cap Value Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Small/Mid Cap Value Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$41	0.82%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
Net Assets	$ 128,900,000
Holdings Count | $ / shares	95
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$128.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	95
Portfolio Turnover Rate	27%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
MasTec, Inc.	1.6%
Jones Lang LaSalle, Inc.	1.6%
First Citizens BancShares, Inc. Class A	1.5%
ArcBest Corp.	1.5%
ADT, Inc.	1.4%
Cameco Corp.	1.4%
Nexstar Media Group, Inc.	1.4%
BorgWarner, Inc.	1.4%
AutoNation, Inc.	1.4%
Fluor Corp.	1.4%

Sectors (% of Total Investments)
Industrials	21.2%
Financials	19.7%
Consumer Discretionary	16.7%
Information Technology	12.7%
Real Estate	7.1%
Energy	5.5%
Health Care	5.5%
Materials	3.3%
Utilities	2.8%
Communication Services	2.6%
Consumer Staples	2.3%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Small/Mid Cap Value Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Small/Mid Cap Value Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	1.07%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%
Net Assets	$ 128,900,000
Holdings Count | $ / shares	95
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$128.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	95
Portfolio Turnover Rate	27%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
MasTec, Inc.	1.6%
Jones Lang LaSalle, Inc.	1.6%
First Citizens BancShares, Inc. Class A	1.5%
ArcBest Corp.	1.5%
ADT, Inc.	1.4%
Cameco Corp.	1.4%
Nexstar Media Group, Inc.	1.4%
BorgWarner, Inc.	1.4%
AutoNation, Inc.	1.4%
Fluor Corp.	1.4%

Sectors (% of Total Investments)
Industrials	21.2%
Financials	19.7%
Consumer Discretionary	16.7%
Information Technology	12.7%
Real Estate	7.1%
Energy	5.5%
Health Care	5.5%
Materials	3.3%
Utilities	2.8%
Communication Services	2.6%
Consumer Staples	2.3%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Initial Class
Shareholder Report [Line Items]
Fund Name	MML Sustainable Equity Fund
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Sustainable Equity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$30	0.56%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.56%
Net Assets	$ 148,600,000
Holdings Count | $ / shares	105
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$148.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	105
Portfolio Turnover Rate	14%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Microsoft Corp.	8.7%
NVIDIA Corp.	7.0%
Apple, Inc.	6.4%
Alphabet, Inc. Class A	4.5%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc.	2.4%
UnitedHealth Group, Inc.	1.8%
JP Morgan Chase & Co.	1.7%
Visa, Inc. Class A	1.6%
Home Depot, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	33.5%
Health Care	12.8%
Financials	12.7%
Consumer Discretionary	9.8%
Communication Services	8.5%
Industrials	8.2%
Consumer Staples	5.1%
Energy	3.4%
Materials	2.2%
Real Estate	2.0%
Utilities	1.5%
Equity Funds	0.1%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MML Sustainable Equity Fund
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Sustainable Equity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$43	0.81%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%
Net Assets	$ 148,600,000
Holdings Count | $ / shares	105
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$148.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	105
Portfolio Turnover Rate	14%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Microsoft Corp.	8.7%
NVIDIA Corp.	7.0%
Apple, Inc.	6.4%
Alphabet, Inc. Class A	4.5%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc.	2.4%
UnitedHealth Group, Inc.	1.8%
JP Morgan Chase & Co.	1.7%
Visa, Inc. Class A	1.6%
Home Depot, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	33.5%
Health Care	12.8%
Financials	12.7%
Consumer Discretionary	9.8%
Communication Services	8.5%
Industrials	8.2%
Consumer Staples	5.1%
Energy	3.4%
Materials	2.2%
Real Estate	2.0%
Utilities	1.5%
Equity Funds	0.1%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Class II
Shareholder Report [Line Items]
Fund Name	MML Total Return Bond Fund
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Total Return Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$31	0.63%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
Net Assets	$ 318,600,000
Holdings Count | $ / shares	537
Investment Company Portfolio Turnover	256.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$318.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	537
Portfolio Turnover Rate	256%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
U.S. Treasury Obligations	29.3%
U.S. Government Agency Obligations and Instrumentalities	27.4%
Non-U.S. Government Agency Obligations	13.0%
Corporate Debt	12.1%
Repurchase Agreement	10.8%
Investment of Cash Collateral from Securities Loaned	4.1%
U.S. Treasury Bill	1.5%
Bank Loans	1.0%
Municipal Obligations	0.5%
Sovereign Debt Obligations	0.4%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds
Service Class I
Shareholder Report [Line Items]
Fund Name	MML Total Return Bond Fund
Class Name	Service Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MML Total Return Bond Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/variable-insurance-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$43	0.88%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%
Net Assets	$ 318,600,000
Holdings Count | $ / shares	537
Investment Company Portfolio Turnover	256.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of June 30, 2024)

Total Net Assets (Millions)	$318.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	537
Portfolio Turnover Rate	256%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
U.S. Treasury Obligations	29.3%
U.S. Government Agency Obligations and Instrumentalities	27.4%
Non-U.S. Government Agency Obligations	13.0%
Corporate Debt	12.1%
Repurchase Agreement	10.8%
Investment of Cash Collateral from Securities Loaned	4.1%
U.S. Treasury Bill	1.5%
Bank Loans	1.0%
Municipal Obligations	0.5%
Sovereign Debt Obligations	0.4%

Updated Prospectus Web Address	https://www.massmutual.com/product-performance/variable-insurance-funds

[1]
1	The Fund is a feeder fund. The expenses shown in this table reflect the aggregate expenses of both the feeder fund and the master fund.